Income taxes	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income taxes

5. Income taxes

The Company is subject to taxation in Italy, and with the addition of the US Subsidiary, the Company is subject to taxation in the United States. Taxation in Italy includes the standard corporate income tax (“IRES”) and a regional business tax (“IRAP”). Taxation in the United States includes federal corporate income tax (“IRS”), as well as state and local taxes. Taxes are recorded on an accrual basis. They therefore represent the allowances for taxes paid or to be paid for the year, calculated according to the current enacted rates and applicable laws. In the future, the Company may be taxed in various other countries where it may have permanent establishments, as applicable. Due to the tax loss position reported, no income taxes were accrued for the six months ending June 30, 2023, and June 30, 2022, in Italy or the United States. At June 30, 2023, the US Subsidiary had an immaterial amount of other state taxes.

The Company uses the asset and liability method of accounting for deferred income taxes. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities, measured at tax rates expected to be enacted at the time of their reversals. These temporary differences primarily relate to net operating losses carried forward available to offset future taxable income.

At each reporting date, the Company considers existing evidence, both positive and negative, that could impact its view with regards to future realization of deferred tax assets. In consideration of the start-up status of the Company, a valuation allowance has been established to offset the deferred tax assets, as the related realization is currently uncertain. In the future, should the Company conclude that it is more likely than not that the deferred tax assets are partially or fully realizable, the valuation allowance will be reduced to the extent of such expected realization, and the corresponding amount will be recognized as income tax benefit in the Company’s consolidated statements of operations and comprehensive loss.

The Company recognizes tax liabilities from an uncertain tax position if it is more likely than not that the tax position will not be sustained upon examination by the taxing authorities, based on the technical merits of the tax position. There are no uncertain tax positions that have been recognized in the accompanying consolidated financial statements. For the Company, the prior five years of tax returns (2018-2022) are potentially subject to audit. For the US Subsidiary, the open years for tax examination are 2021 and 2022, since the US Subsidiary was formed in 2021.

At June 30, 2023 and June 30, 2022, the Company believes there were no significant differences with regards to its deferred tax assets and its relevant components, compared to the computations of the preceding periods.

In 2011, the Italian tax authorities issued a set of rules that modified the previous treatment of tax loss carryforwards. According to DL 98/2011, at the end of 2011, all existing tax loss carryforwards will never expire but they can off-set only 80% of the taxable income of the year. The rules do not affect the tax loss carryforward that refer to the start-up period, defined as the first three (3) years of operations starting from the inception of the Company. The impact of the updated calculation of tax losses carryforward at December 31, 2021 and 2020 is deemed not significant with respect of the preceding periods.

The Company has analyzed its tax position by determining the amount of tax losses that can be carried forward indefinitely and has decided to accrue an allowance for related deferred tax assets as the Company is in a situation of pre-revenues that is destined to remain in the long run and there is no certainty of the future recoverability of such tax losses through tax relevant incomes. Future taxable profits for the Company depend on the manufacture of marketable drugs following the successful completion of the clinical trial. Since the clinical trial is still in a Phase 1/2a, the time frame and uncertainties regarding the outcome of the completion justify the full allowance of deferred tax assets.